Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Summary of intangible assets
Total intangible assets	$ 4,720	$ 2,370
Accumulated amortization and impairment	(2,370)	(2,370)
Intangible assets, net	2,350
Patents [Member]
Summary of intangible assets
Total intangible assets	1,013	1,013
Customer Relationships [Member]
Summary of intangible assets
Total intangible assets	2,100
Non-compete agreements [Member]
Summary of intangible assets
Total intangible assets	250
Outsourced vendor relationships [Member]
Summary of intangible assets
Total intangible assets	340	340
Non-compete agreements [Member]
Summary of intangible assets
Total intangible assets	$ 1,017	$ 1,017